Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share	EARNINGS PER SHARE

		United States Dollar
	Figures in millions unless otherwise stated	2022	2021	2020

11.1	Basic earnings per share – cents	80	89	82

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent of US$711.0 million (2021: US$789.3 million and 2020: US$723.0 million) by the weighted average number of ordinary shares in issue during the year of 890,968,721 (2021: 887,306,342 and 2020: 878,661,474).

		United States Dollar
	Figures in millions unless otherwise stated	2022	2021	2020

11.2	Diluted earnings per share – cents	78	88	81

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent of US$701.3 million (2021: US$781.9 million and 2020: US$719.3 million) by the diluted weighted average number of ordinary shares in issue during the year of 893,916,246 (2021: 893,497,539 and 2020: 889,841,717).

	Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
	Profit attributable to owners of the parent	711.0	789.3	723.0
	South Deep minority interest at 10%	(9.7)	(7.4)	(3.7)
	Diluted profit attributable to owners of the parent	701.3	781.9	719.3
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	890,968,721	887,306,342	878,661,474
	Potentially dilutive share options in issue	2,947,525	6,191,197	11,180,243
	Diluted weighted average number of ordinary shares	893,916,246	893,497,539	889,841,717